Condensed Consolidated Statements (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidated Balance Sheets

Condensed Consolidating Balance Sheet December 31, 2016
	Matador	Non-Guarantor Subsidiaries	Existing Guarantor Subsidiaries	Eliminating Entries	Consolidated
ASSETS
Intercompany receivable	$316,791	$3,571	$12,091	$(332,453)	$—
Other current assets	101,102	4,242	173,838	—	279,182
Net property and equipment	33	113,107	1,071,385	—	1,184,525
Investment in subsidiaries	856,762	—	90,275	(947,037)	—
Other long-term assets	—	—	958		958
Total assets	$1,274,688	$120,920	$1,348,547	$(1,279,490)	$1,464,665
LIABILITIES AND EQUITY
Intercompany payable	$—	$12,091	$320,362	$(332,453)	$—
Other current liabilities	9,265	16,632	143,608	—	169,505
Senior unsecured notes payable	573,924	—	—	—	573,924
Other long-term liabilities	1,374	602	27,815	—	29,791
Total equity attributable to Matador Resources Company	690,125	90,275	856,762	(947,037)	690,125
Non-controlling interest in subsidiaries	—	1,320	—	—	1,320
Total liabilities and equity	$1,274,688	$120,920	$1,348,547	$(1,279,490)	$1,464,665

Condensed Consolidating Balance Sheet December 31, 2015
	Matador	Non-Guarantor Subsidiaries	Existing Guarantor Subsidiaries	Eliminating Entries	Consolidated
ASSETS
Intercompany receivable	$304,573	$1,463	$11,928	$(317,964)	$—
Other current assets	289	1,141	125,577	—	127,007
Net property and equipment	—	47,535	964,871	—	1,012,406
Investment in subsidiaries	584,461	—	20,355	(604,816)	—
Other long-term assets	—	—	1,448	—	1,448
Total assets	$889,323	$50,139	$1,124,179	$(922,780)	$1,140,861
LIABILITIES AND EQUITY
Intercompany payable	$—	$11,928	$306,036	$(317,964)	$—
Other current liabilities	10,066	16,557	110,207	—	136,830
Senior unsecured notes payable	391,254	—	—	—	391,254
Other long-term liabilities	—	343	123,475	—	123,818
Total equity attributable to Matador Resources Company	488,003	20,355	584,461	(604,816)	488,003
Non-controlling interest in subsidiaries	—	956	—	—	956
Total liabilities and equity	$889,323	$50,139	$1,124,179	$(922,780)	1,140,861

Condensed Consolidated Statements of Operations

Condensed Consolidating Statement of Operations For the Year Ended December 31, 2016
	Matador	Non-Guarantor Subsidiaries	Existing Guarantor Subsidiaries	Eliminating Entries	Consolidated
Total revenues	$—	$17,302	$257,828	$(10,708)	$264,422
Total expenses	5,319	7,031	439,947	(10,708)	441,589
Operating (loss) income	(5,319)	10,271	(182,119)	—	(177,167)
Net gain on asset sales and inventory impairment	—	—	107,277	—	107,277
Interest expense	(28,199)	—	—	—	(28,199)
Other expense	—	—	(4)	—	(4)
(Loss) earnings in subsidiaries	(64,349)	—	9,810	54,539	—
(Loss) income before income taxes	(97,867)	10,271	(65,036)	54,539	(98,093)
Total income tax (benefit) provision	(446)	97	(687)	—	(1,036)
Net income attributable to non-controlling interest in subsidiaries	—	(364)	—	—	(364)
Net (loss) income attributable to Matador Resources Company	$(97,421)	$9,810	$(64,349)	$54,539	$(97,421)

Condensed Consolidating Statement of Operations For the Year Ended December 31, 2015
	Matador	Non-Guarantor Subsidiaries	Existing Guarantor Subsidiaries	Eliminating Entries	Consolidated
Total revenues	$—	$6,310	$316,067	$(4,344)	$318,033
Total expenses	5,739	2,944	1,120,356	(4,344)	1,124,695
Operating (loss) income	(5,739)	3,366	(804,289)	—	(806,662)
Net gain on asset sales and inventory impairment	—	—	908	—	908
Interest expense	(20,511)	—	(1,243)	—	(21,754)
Other income	—	—	616	—	616
(Loss) earnings in subsidiaries	(658,698)	—	2,458	656,240	—
(Loss) income before income taxes	(684,948)	3,366	(801,550)	656,240	(826,892)
Total income tax (benefit) provision	(5,163)	647	(142,852)	—	(147,368)
Net income attributable to non-controlling interest in subsidiaries	—	(261)	—	—	(261)
Net (loss) income attributable to Matador Resources Company	$(679,785)	$2,458	$(658,698)	$656,240	$(679,785)

Condensed Consolidating Statement of Operations For the Year Ended December 31, 2014
	Matador	Non-Guarantor Subsidiaries	Existing Guarantor Subsidiaries	Eliminating Entries	Consolidated
Total revenues	$—	$—	$432,249	$—	$432,249
Total expenses	3,389	111	248,418	—	251,918
Operating (loss) income	(3,389)	(111)	183,831	—	180,331
Net gain on asset sales and inventory impairment	—	—	—	—	—
Interest expense	—	—	(5,334)	—	(5,334)
Other income	—	—	132	—	132
Earnings (loss) in subsidiaries	112,908	—	(94)	(112,814)	—
Income (loss) before income taxes	109,519	(111)	178,535	(112,814)	175,129
Total income tax (benefit) provision	(1,252)	—	65,627	—	64,375
Net loss attributable to non-controlling interest in subsidiaries	—	17	—	—	17
Net income (loss) attributable to Matador Resources Company	$110,771	$(94)	$112,908	$(112,814)	$110,771

Condensed Consolidated Statements of Cash Flows

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2016
	Matador	Non-Guarantor Subsidiaries	Existing Guarantor Subsidiaries	Eliminating Entries	Consolidated
Net cash (used in) provided by operating activities	$(45,215)	$6,694	$172,607	$—	$134,086
Net cash used in investing activities	(324,724)	(64,683)	(401,034)	384,801	(405,640)
Net cash provided by financing activities	469,654	60,110	322,743	(384,801)	467,706
Increase in cash	99,715	2,121	94,316	—	196,152
Cash at beginning of year	80	186	16,466	—	16,732
Cash at end of year	$99,795	$2,307	$110,782	$—	$212,884

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2015
	Matador	Non-Guarantor Subsidiaries	Existing Guarantor Subsidiaries	Eliminating Entries	Consolidated
Net cash (used in) provided by operating activities	$(31,271)	$13,916	$225,890	$—	$208,535
Net cash used in investing activities	(546,715)	(31,101)	(410,843)	563,505	(425,154)
Net cash provided by financing activities	577,973	17,353	193,123	(563,505)	224,944
Increase in cash	(13)	168	8,170	—	8,325
Cash at beginning of year	93	18	8,296	—	8,407
Cash at end of year	$80	$186	$16,466	$—	$16,732

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2014
	Matador	Non-Guarantor Subsidiaries	Existing Guarantor Subsidiaries	Eliminating Entries	Consolidated
Net cash (used in) provided by operating activities	$(8,607)	$431	$259,657	$—	$251,481
Net cash used in investing activities	(172,749)	(1,763)	(569,968)	173,949	(570,531)
Net cash provided by financing activities	181,328	1,350	312,441	(173,949)	321,170
Increase in cash	(28)	18	2,130	—	2,120
Cash at beginning of year	121	—	6,166	—	6,287
Cash at end of year	$93	$18	$8,296	$—	$8,407